Employee compensation and benefits - Post-employment benefit plans (Details) $ in Millions, £ in Billions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [line items]
Defined contribution assets	$ 6,590	$ 6,186
Estimated assets needed to secure all future pension payments				£ 33.0	$ 44,000
Pension Plan
Disclosure of defined benefit plans [line items]
Defined contribution assets	6,886	6,478
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan				£ 2.5	$ 3,300
Percentage of plan funded				109.00%	109.00%
Defined contribution assets	$ 6,808	$ 6,334	$ 9,129
Pension Plan | Principal plan | Projected unit credit method
Disclosure of defined benefit plans [line items]
Fair value of plan assets, incl. defined contribution assets				£ 31.1	$ 41,100
Defined Contribution Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Defined contribution assets				£ 2.4	$ 3,200